Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income (loss) attributable to Textainer Group Holdings Limited common shareholders	$ 54,250	$ 20,742	$ (57,876)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Share-based compensation expense	7,355	6,083	6,573
Increase (decrease) in:
Accrued expenses	2,381	3,556	2,905
Total adjustments	198,022	230,233	335,770
Net cash provided by operating activities	252,272	250,975	277,894
Cash flows from investing activities:
Net cash provided by (used in) investing activities	(672,940)	(85,364)	(280,430)
Cash flows from financing activities:
Issuance of common shares upon exercise of share options	130	961
Dividends paid to shareholders			(28,754)
Net cash provided by (used in) financing activities	408,154	(70,372)	(4,619)
Effect of exchange rate changes	(127)	207	(233)
Cash and cash equivalents, beginning of the year	137,894	84,045
Cash and cash equivalents, end of the year	137,298	137,894	84,045
Parent Company
Cash flows from operating activities:
Net income (loss) attributable to Textainer Group Holdings Limited common shareholders	50,378	19,365	(52,483)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Equity in (income) loss of subsidiaries	(54,461)	(22,933)	49,470
Dividends received from subsidiaries			28,000
Share-based compensation expense	7,355	6,083	6,573
Decrease (increase) in:
Prepaid expenses	34	(43)	15
Increase (decrease) in:
Accrued expenses	145	(50)	(489)
Total adjustments	(46,927)	(16,943)	83,569
Net cash provided by operating activities	3,451	2,422	31,086
Cash flows from investing activities:
Increase (decrease) in investments in subsidiaries, net	127	(204)	(3,969)
Net cash provided by (used in) investing activities	127	(204)	(3,969)
Cash flows from financing activities:
Issuance of common shares upon exercise of share options	130	961
Dividends paid to shareholders			(28,754)
Due from affiliates, net	333	(831)	(364)
Net cash provided by (used in) financing activities	463	130	(29,118)
Effect of exchange rate changes	(127)	207	(233)
Net increase (decrease) in cash and cash equivalents	3,914	2,555	(2,234)
Cash and cash equivalents, beginning of the year	5,530	2,975	5,209
Cash and cash equivalents, end of the year	$ 9,444	$ 5,530	$ 2,975